Administrative Expenses (Tables)	3 Months Ended
Sep. 30, 2023
General Information [Abstract]
Schedule of Administrative Expenses
	For the three months period ended
	September 30, 2023	September 30, 2022
Audit, legal and accountancy fees	(693,851)	(130,264)
Equity settled share-based payment	(432,097)	(42,373)
Payroll Expenses	(200,833)	(53,250)
Insurance	(141,941)	(10,103)
Professional fees	(70,100)	(58,000)
Travel Expenses	(36,583)	-
Amortization	(138,111)	-
Depreciation	(4,053)	-
Other office and admin expenses	(145,849)	(20,575)
Total Administrative expenses	$(1,863,418)	$(314,565)